Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of pension and retirement expenses	Our pension and retirement expenses for all employees for the years ended December 31, 2025, 2024 and 2023, were:

Year ended December 31 (€, in millions)	2023	2024	2025
Pension plan based on multi-employer union plan	244.4	276.3	296.6
Pension plans based on defined contribution and other plans	104.5	118.9	137.1
Pension and retirement expenses	348.9	395.2	433.7